LAND USE RIGHT	12 Months Ended
Dec. 31, 2014
Land Use Right [Abstract]
LAND USE RIGHT

12.

LAND USE RIGHT

Land use right represents prepaid lease payments to the local government in the PRC for the use of land where the Company’s production facilities are located. Land use rights have a 50-year life commencing January 1, 2007 to December 2056.

The land use right is pledged as collateral to SPDB for the bank loans granted to the Company.

Amortization expenses were $6,692, $6,724 and $6,556 for the years ended December 31, 2014, 2013 and 2012, respectively.

As of December 31, 2014, the expected amortization expense of the land use right for each of the next five years and thereafter as follows:

Year ending December 31,
2015	$6,692
2016	6,692
2017	6,692
2018	6,692
2019	6,692
Thereafter	246,135
$279,595